FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Abstract]
Disclosure of detailed information about financial instruments	Financial Assets and Financial Liabilities by Categories

As at December 31, 2022	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$366.5	$—	$366.5
Trade and other receivables	3.8	—	—	—	3.8
Investments in equity securities(i)	—	52.1	—	—	52.1
Warrants	—	—	0.2	—	0.2
Derivative assets - Hedging instruments	—	—	—	1.2	1.2
Derivative assets - Non-hedge	—	—	1.6	—	1.6
Other financial assets	19.3	—	—	—	19.3
Total financial assets	$23.1	$52.1	$368.3	$1.2	$444.7

Financial liabilities
Total debt	$774.3	$—	$—	$—	$774.3
Trade and other payables	314.7	—	—	—	314.7
Derivative liabilities - Hedging instruments	—	—	—	9.3	9.3
Derivative liabilities - Non-hedge	—	—	4.8	—	4.8
Other financial liabilities	269.2	—	—	—	269.2
Total financial liabilities	$1,358.2	$—	$4.8	$9.3	$1,372.3

As at December 31, 2021	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV- Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$525.0	$—	$525.0
Trade and other receivables	3.0	—	—	—	3.0
Convertible loan receivable	—	—	10.0	—	10.0
Investments in equity securities(i)	—	74.1	—	—	74.1
Warrants	—	—	1.4	—	1.4
Other financial assets	22.5	—	—	—	22.5
Total financial assets	$25.5	$74.1	$536.4	$—	$636.0

Financial liabilities
Total debt	$772.8	$—	$—	$—	$772.8
Trade and other payables	274.7	—	—	—	274.7
Derivative liabilities - Hedging instruments	—	—	—	14.5	14.5
Derivative liabilities - Non-hedge	—	—	11.0	—	11.0
Other financial liabilities	172.4	—	—	—	172.4
Total financial liabilities	$1,219.9	$—	$11.0	$14.5	$1,245.4
(i)Investments in publicly quoted equity securities that are neither subsidiaries nor associates are categorized as FVOCI pursuant to the irrevocable election available in IFRS 9 for these instruments. The Company’s portfolio of equity securities is primarily focused on the mining sector. These are strategic investments and the Company considers this classification to be more relevant.
Disclosure of financial assets by categories

As at December 31,	2022	2021
Derivative assets (Note 17)	$2.8	$—
Loans and other receivables	19.3	22.5
Investments in equity securities and warrants	52.3	75.5
Convertible loan receivable(i)	—	10.0
	$74.4	$108.0
Current	$16.6	$27.0
Non-current	57.8	81.0
	$74.4	$108.0
(i)On May 27, 2020, the Company completed the sale of its Royalty Portfolio to Nomad Royalty Company Ltd. ("Nomad") and received $64.2 million in consideration, including $10.0 million in cash, $10.8 million being the fair value of the $10.0 million deferred cash payment (convertible loan receivable) and $43.4 million in Nomad common shares. The deferred cash payment was measured at fair value due to the convertible nature of the financial instrument. Pursuant to the terms in the Deferred Payment Agreement, Yamana received interest on the deferred cash payment of 3% calculated and payable on a quarterly basis, and the deferred cash payment was convertible at any time, in whole or in part, by Yamana into shares of Nomad at C$0.90 per share. Yamana received the deferred cash payment in full in May 2022.

Disclosure of fair value measurement of assets

	Asset derivatives		Liability derivatives
At as December 31,	2022	2021	2022	2021
Derivatives designated as hedging instruments
Currency contracts	$1.2	$—	$9.3	$14.5
Total derivatives designated as hedging instruments	$1.2	$—	$9.3	$14.5
Derivatives not designated as hedging instruments
Warrants and options contracts	0.4	—	4.8	5.0
DSU contracts	1.2	—	—	6.0
Total derivatives not designated as hedges	$1.6	$—	$4.8	$11.0
Total derivative instruments (Note 20 and Note 25)	$2.8	$—	$14.1	$25.5
alance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2022			December 31, 2021
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$366.5	$—	$366.5	$525.0	$—	$525.0
Convertible loan receivable	—	—	—	—	10.0	10.0
Investments in equity securities	52.1	—	52.1	74.1	—	74.1
Warrants	—	0.2	0.2	—	1.4	1.4
Derivative related assets	—	2.8	2.8	—	—	—
	$418.6	$3.0	$421.6	$599.1	$11.4	$610.5
Liabilities
Derivative related liabilities	$—	$14.1	$14.1	$—	$25.5	$25.5
	$—	$14.1	$14.1	$—	$25.5	$25.5
Summary of derivatives at December 31, 2022

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts
Option contracts
BRL option contracts (millions)(i)	R$5.25	R$5.93	January 2023 - December 2024	R$432.0	—	$(0.8)
CLP option contracts (billions)(i)	CLP$825	CLP$889	January 2023 - December 2024	CLP111.9	—	$(2.6)
Forward contracts	Average FX/USD forward rate
BRL forward contracts (millions)(ii)	R$5.53		January 2023 - December 2024	R$576.0	—	$(1.8)
CLP forward contracts (billions)(iii)	CLP$858		January 2023 - December 2024	CLP128.1	—	$(2.9)

Other	Per share value (C$)
DSU contracts (millions of DSUs)(iv)	$7.26		January - March 2023	—	DSU 4.2	$1.2
(i)The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted BRL and CLP expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. The BRL cash flow hedges are expected to cover approximately. 29% and 28% of the BRL denominated forecasted costs for 2023 and 2024, respectively. The CLP cash flow hedges are expected to cover approximately 26% and 29% of the CLP denominated forecasted costs for 2023 and 2024, respectively.
(ii)During the first quarter of 2022, the Company entered into forward contracts totalling BRL 300.0 million (approximately US$61.4 million at the time) split evenly from January to December 2023, and BRL 276.0 million (approximately US$56.5 million at the time) split evenly from January to December 2024. These forward contracts are expected to cover approximately 41% and 36% of the BRL denominated forecasted costs for 2023 and 2024, respectively.
(iii)During the first quarter of 2022, the Company entered into forward contracts totalling CLP 68.1 billion (approximately US$85.9 million at the time) split evenly from January to December 2023, and CLP 60.0 billion (approximately US$75.9 million at the time) split evenly from January to December 2024. These forward contracts are expected to cover approximately 34% and 29% of the CLP denominated forecasted costs for 2023 and 2024, respectively.
(iv)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% outstanding DSUs at the time) at a value of C$7.26 per share.

Disclosure of fair value measurement of liabilities

	Asset derivatives		Liability derivatives
At as December 31,	2022	2021	2022	2021
Derivatives designated as hedging instruments
Currency contracts	$1.2	$—	$9.3	$14.5
Total derivatives designated as hedging instruments	$1.2	$—	$9.3	$14.5
Derivatives not designated as hedging instruments
Warrants and options contracts	0.4	—	4.8	5.0
DSU contracts	1.2	—	—	6.0
Total derivatives not designated as hedges	$1.6	$—	$4.8	$11.0
Total derivative instruments (Note 20 and Note 25)	$2.8	$—	$14.1	$25.5

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated balance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2022			December 31, 2021
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$366.5	$—	$366.5	$525.0	$—	$525.0
Convertible loan receivable	—	—	—	—	10.0	10.0
Investments in equity securities	52.1	—	52.1	74.1	—	74.1
Warrants	—	0.2	0.2	—	1.4	1.4
Derivative related assets	—	2.8	2.8	—	—	—
	$418.6	$3.0	$421.6	$599.1	$11.4	$610.5
Liabilities
Derivative related liabilities	$—	$14.1	$14.1	$—	$25.5	$25.5
	$—	$14.1	$14.1	$—	$25.5	$25.5

Disclosure of financial liabilities by categories
Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2022		December 31, 2021
	Financial instrument classification	Carrying amount	Fair value(i)	Carrying amount	Fair value(i)
Debt
Senior notes	Amortized cost	$776.7	$642.4	$775.9	$797.5
(i)The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined using quoted prices (unadjusted) in active markets.

Disclosure of cash flow hedge gains (losses) in AOCI
Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2022	2021	2022	2021
Exchange rate risk
Currency option contracts	$(1.2)	$(11.8)	$7.2	$9.7
	$(1.2)	$(11.8)	$7.2	$9.7
Time value of option contracts excluded from hedge relationship	1.7	(4.9)	—	—
	$0.5	$(16.7)	$7.2	$9.7

Disclosure of realized and unrealized gains (losses) on derivatives
The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2022	2021
Unrealized gains (losses)
DSU contracts	7.2	(6.5)
	$7.2	$(6.5)